Discontinued Operations - Schedule of Assets and liabilities classified as held for sale in Consolidated Balance Sheets (Details)	Dec. 31, 2022 USD ($)
Current assets:
Total Current Assets	$ 7,928,136
Long term assets:
Total long term assets	12,178,323
Current liabilities:
Total current liabilities	9,622,279
Long term liabilities:
Total long term liabilities	5,290,500
Held for sale | Elusys Therapeutics business
Current assets:
Cash and cash equivalents	5,242,840
Income tax refund receivable	600,877
Prepaid expenses and other current assets	2,084,419
Total Current Assets	7,928,136
Long term assets:
Property and equipment, net	41,854
Intangible assets, net	8,669,375
Goodwill	3,301,959
Operating lease right-of-use asset	138,885
Deposits	26,250
Total long term assets	12,178,323
Total assets held for sale	20,106,459
Current liabilities:
Accounts payable	210,321
Accrued expenses and other liabilities	2,385,320
Contingent consideration, current portion	6,934,114
Operating lease liability, current portion	92,524
Total current liabilities	9,622,279
Long term liabilities:
Contingent consideration, net of current portion	5,290,500
Total long term liabilities	5,290,500
Total liabilities held for sale	$ 14,912,779